Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments, Period of Time to Provide Funding	45 days
Loans and Leases Receivable, Commitments to Purchase or Sell	$ 4,000,000	$ 5,700,000
Unused lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	163,800,000	141,900,000
Commitments for Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	3,000,000	1,700,000
Unused Credit Card Loan Commitments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	8,000,000	7,200,000
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	3,300,000	2,100,000
Unused Construction Loan Commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	$ 21,400,000	$ 12,200,000